Share Capital (Narrative) (Details)						1 Months Ended			12 Months Ended
	Feb. 10, 2023 CAD ($) $ / shares shares	Feb. 09, 2023 CAD ($) $ / shares shares	Jan. 06, 2023 CAD ($) Shares	Sep. 07, 2021 Shares shares	Jun. 03, 2021 CAD ($) $ / shares shares	Nov. 15, 2022 CAD ($) $ / shares shares	Apr. 27, 2022 shares	Jun. 21, 2021 CAD ($) $ / shares shares	Apr. 30, 2023 CAD ($) Shares Year $ / shares shares	Dec. 31, 2022 Year	Apr. 30, 2022 CAD ($) Shares $ / shares shares	Aug. 03, 2021 USD ($)	Jul. 20, 2021 Shares
Disclosure of classes of share capital [line items]
Number of common shares issued									207,938,329		154,875,802
Number of common shares outstanding									207,938,329		154,875,802
Number of units issued		27,286,050			27,600,000	23,805,000		1,690,000
Units issued, price per unit | $ / shares		$ 1.65			$ 2.5	$ 1.45		$ 2.5
Proceeds from issuing units | $		$ 45,021,982			$ 69,000,000	$ 34,517,250		$ 4,225,000
Number of units exercised in underwriter's over-allotment option					3,600,000
Cash commission paid on gross proceeds raised under public offering					6.00%
Cash commission paid on President's List offering					3.00%
Exercise price of broker warrants | $ / shares					$ 2.5	$ 1.45		$ 2.5
Payments for broker warrants | $					$ 4,080,031			$ 287,338
Fair value of broker warrants | $					$ 1,459,487	$ 1,138,453		$ 70,569	$ 2,546,766		$ 1,530,056
Cash finder's fee as a percentage of gross proceeds								6.00%
Broker warrants issued as a percentage of units sold								6.00%
Number of warrants exercised | Shares									775,347		1,271,028
Proceeds from warrant exercised | $									$ 386,221		$ 3,342,526
Number of share options exercised | Shares									775,347		1,271,028
Proceeds from exercise of options | $									$ 318,000		$ 545,930
Number of warrants exercisable | Shares									196,130		6,555,459
Weighted average share price on date of warrant exercise | $ / shares									$ 2.1		$ 2.45
Weighted average remaining contractual life for outstanding warrants									1 year 6 months 25 days		5 months 1 day
Maximum percentage of the issued and outstanding common shares at grant date									10.00%
Term of share options | Year									5	5
Fair value of share-based compensation | $									$ 4,086,178		$ 11,939,973
Cash commission paid on private placement | $		$ 2,701,319
Percentage of cash commission		6.00%
Number of compensation option issued to Agents		1,637,163
Fair value of finders warrants | $		$ 1,408,313
Share issue related cost | $		$ 3,023,679				$ 2,542,864			$ 5,566,543		$ 4,367,369
Cash finders fees						6.00%
Finders warrants fees						6.00%
Value of shares issued for acquisition | $			$ 1,357,155
Exercise price, share options granted | $ / shares									$ 1.76		$ 2.48
Stock based compensation | $									$ 3,846,411		$ 11,939,973
Expiry Date One [Member]
Disclosure of classes of share capital [line items]
Exercise price of warrants granted | $ / shares						$ 2
Expiry Date Two [Member]
Disclosure of classes of share capital [line items]
Exercise price of warrants granted | $ / shares						$ 1.45
Prismo Metals [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | Shares			1,000,000
Number of common shares held in escrow									1,000,000		0
Percentage of securities released every six months			25.00%								25.00%
Value of shares issued for acquisition | $									$ 1,357,155
Warrants [Member]
Disclosure of classes of share capital [line items]
Term of warrants								18 months
Exercise price of warrants granted | $ / shares		$ 1.65			$ 3.25			$ 3.25	$ 1.57		$ 3.06
Number of warrants exercised | Shares									196,130		6,555,459
Warrants shares issued									11,902,500		13,800,000
Shares of broker warrants									1,428,300		1,476,000
Total Warrants Shares									13,330,800		16,222,400
Shares of warrants expired									32,424,902		0
Number of warrants exercisable | Shares									14,771,833		32,424,906
Warrants [Member] | Expiry Date One [Member]
Disclosure of classes of share capital [line items]
Exercise price of warrants granted | $ / shares									$ 2
Number of warrants exercisable | Shares									11,717,350
Warrants [Member] | Expiry Date Two [Member]
Disclosure of classes of share capital [line items]
Number of warrants exercisable | Shares									1,417,320
Panuco Property [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | Shares				6,245,902
Copala Property [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | Shares				4,944,672									4,944,672
Value of shares issued for acquisition | $												$ 9,500,000
Non-brokered private placement [Member] | Warrants [Member]
Disclosure of classes of share capital [line items]
Warrants shares issued											845,000
Shares of broker warrants											101,400
Private Placement [Member] | Warrants [Member]
Disclosure of classes of share capital [line items]
Exercise price of warrants granted | $ / shares									$ 1.65
Issued shares of compensation warrants									1,637,163
John Mirko [Member]
Disclosure of classes of share capital [line items]
Number of bonus shares issued				6,500,000			5,500,000
John Mirko [Member] | Milestone event 1 of Canam agreement [Member]
Disclosure of classes of share capital [line items]
Number of finders fees shares per milestone event				250,000
John Mirko [Member] | Milestone event 2 of Canam agreement [Member]
Disclosure of classes of share capital [line items]
Number of finders fees shares per milestone event							250,000
Top of range [member]
Disclosure of classes of share capital [line items]
Term of share options | Year									10
Vizsla Copper Corp [Member]
Disclosure of classes of share capital [line items]
Number of common shares entitled to be received upon exercises of warrant									0.3333
Change in the fair value of options upon replacement | $									$ 0		$ 91,688
Restricted share units price | $ / shares	$ 1.6
Restricted share units, value | $	$ 1,813,715								$ 239,767		$ 0
Directors, Officers, Employees, And Consultants [Member]
Disclosure of classes of share capital [line items]
Restricted share units	1,133,572